Accounts Receivable (Details) - Schedule of accounts receivable - USD ($)	Sep. 30, 2022	Mar. 31, 2022
Schedule of Accounts Receivable [Abstract]
Accounts receivable, gross	$ 25,168,865	$ 27,911,421
Less: allowance for doubtful accounts	(414,446)	(463,514)
Accounts receivable	$ 24,754,419	$ 27,447,907